Note 6. Equity Transactions (Details) - USD ($)	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2016	Apr. 30, 2015	Oct. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Apr. 11, 2016
Stock Issued During Period in lieu of rent						$ 0	$ 122,177
Stock Issued During Period, Shares, New Issues			156,000				604,650
Sale of Stock, Price Per Share		$ 1.00	$ 1.25				$ 1.00	$ 1.00
Stock Issued During Period, Shares, Treasury Stock Reissued		30,000					91,500
Proceeds from Issuance of Common Stock		$ 410,000
Independent directors
Stock Issued During Period, Shares, Issued for Services	3,192			4,652		9,414	25,357
Stock Issued During Period, Value, Issued for Services						$ 13,000	$ 26,500
Thomas W. Muldowney
Stock Issued During Period, Shares, Issued for Services						13,028
Deerpoint Development Co., Ltd
Stock Issued During Period in lieu of rent						$ 20,400	$ 10,200
Stock Issued During Period, Shares, Issued for Services					16,106
Shares Issued, Price Per Share					$ 1.43
DBColonLeasingMember
Stock Issued During Period in lieu of rent						$ 27,500
Stock Issued During Period, Shares, Issued for Services					20,997
Shares Issued, Price Per Share					$ 1.48